Provisions (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Provisions [abstract]
Contract provisions, beginning	€ 8,403
Contract provisions		8,403
Contract provisions, movements
Contract provisions, ending	€ 8,403	€ 8,403